Note 12 - License Agreement 1	12 Months Ended
Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
License and Transfer Agreement [Text Block]
12.	License Agreement

TUM License

The Company and the Technical University of Munich, or TUM, initiated discussions in the second quarter of 2018 to clarify, expand and restructure the research and licensing agreement with TUM, the TUM License, including the parties’ obligations under the TUM License. The TUM License assigns or exclusively licenses to the Company certain intellectual property related to the Company's Anticalin platform technology. The parties' discussions relate to revised commercial terms and to re-initiating additional collaborations between faculty at TUM and Pieris. While an amended and restated license agreement has not yet been completed, the Company may enter into an amendment reflecting the parties discussions. These discussions may also lead to an increase in the Company's collaborative research activities with TUM.